Expense Example - VanEck Global Natural Resources Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,008
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	$ 1,300